UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance AMT-Free Municipal Income Fund

Eaton Vance Core Plus Bond Fund

Eaton Vance

AMT-Free Municipal Income Fund

December 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 109.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.1%
New York Environmental Facilities Corp., 5.00%, 10/15/35(1)	$9,900	$10,738,530

		$10,738,530

Education — 6.2%
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	$5,000	$5,504,150
New Hampshire Health and Education Facilities Authority, (University System of New Hampshire), (SPA: Wells Fargo Bank, N.A.), 0.71%, 7/1/33(2)	3,000	3,000,000
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,050	1,196,769
University of California, 5.25%, 5/15/35	3,555	4,113,668
University of Nebraska, 5.00%, 5/15/35	1,000	1,137,590
University of Nebraska, 5.00%, 7/1/35	3,000	3,418,380
West Virginia University, 5.00%, 10/1/31	3,000	3,366,960

		$21,737,517

Electric Utilities — 6.2%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,605	$1,685,651
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	3,520	3,832,259
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,410	1,522,518
San Antonio, TX, (Electric and Gas Systems), Prerefunded to 2/1/19, 5.00%, 2/1/34(1)	7,000	7,524,370
Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	2,895	3,352,584
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	3,285	3,529,207

		$21,446,589

Escrowed/Prerefunded — 14.5%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.00%, 7/15/30	$880	$995,166
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	1,320	1,502,516
Fairfax County Economic Development Authority, VA, (Goodwin House, Inc.), Prerefunded to 10/1/17, 5.125%, 10/1/37	1,595	1,645,115
Fairfax County Economic Development Authority, VA, (Goodwin House, Inc.), Prerefunded to 10/1/17, 5.125%, 10/1/42	2,255	2,325,852
Foothill/Eastern Transportation Corridor Agency, CA, Escrowed to Maturity, 0.00%, 1/1/18	10,000	9,885,700
Idaho Bond Bank Authority, Prerefunded to 3/15/19, 5.25%, 9/15/25	830	900,550
Idaho Bond Bank Authority, Prerefunded to 3/15/19, 5.25%, 9/15/25	330	358,050
Idaho Bond Bank Authority, Prerefunded to 3/15/19, 5.375%, 9/15/27	1,110	1,207,358
Idaho Bond Bank Authority, Prerefunded to 3/15/19, 5.375%, 9/15/27	445	484,031
Idaho Health Facilities Authority, (Trinity Health Credit Group), Prerefunded to 12/1/18, 6.25%, 12/1/33	2,985	3,264,247
Illinois Finance Authority, (Provena Healthcare), Prerefunded to 8/15/19, 7.75%, 8/15/34	7,050	8,186,812
Illinois Finance Authority, (Provena Healthcare), Prerefunded to 8/15/19, 7.75%, 8/15/34	70	81,150
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), Prerefunded to 1/1/21, 6.125%, 1/1/30	1,650	1,927,200

1

Security	Principal Amount (000’s omitted)	Value
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/18, 6.25%, 11/15/23	$20	$21,866
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/18, 6.25%, 11/15/23	1,800	1,967,922
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/18, 6.50%, 11/15/28	310	340,352
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/18, 6.50%, 11/15/28	3,730	4,095,204
Missouri Health and Educational Facilities Authority, (Washington University), Prerefunded to 3/15/18, 5.375%, 3/15/39(1)	4,110	4,320,761
Savannah Economic Development Authority, GA, Escrowed to Maturity, 0.00%, 12/1/21	6,000	5,401,680
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	1,415	1,511,828

		$50,423,360

General Obligations — 11.8%
Beaverton School District 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/32	$2,465	$2,820,576
California, 5.00%, 10/1/26	1,300	1,539,031
California, 5.00%, 10/1/27	630	741,327
California, 5.25%, 10/1/29	560	640,797
California, 5.25%, 10/1/32	3,480	3,956,725
Foothill-De Anza Community College District, CA, 5.00%, 8/1/34	1,150	1,325,203
Foothill-De Anza Community College District, CA, 5.00%, 8/1/36	1,150	1,316,739
Illinois, 5.00%, 11/1/28	3,600	3,612,240
Illinois, 5.00%, 11/1/29	1,400	1,404,228
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/31	4,470	4,929,918
Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/24	1,220	1,011,502
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(1)(3)	7,700	8,300,523
Springfield School District No. 19, OR, 5.00%, 6/15/30	1,325	1,555,152
University of Connecticut, 5.00%, 2/15/32	650	734,149
Washington, 5.25%, 2/1/36(1)	6,000	6,714,360
Wentzville R-IV School District, MO, 0.00%, 3/1/29	600	416,166

		$41,018,636

Hospital — 15.5%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$535	$592,978
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39	5,175	5,651,773
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,720	1,929,410
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,300	2,551,298
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	1,325	1,521,882
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/29	1,330	1,428,792
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,137,220
Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/45	2,155	2,154,957
Henrico County Economic Development Authority, VA, (Bon Secours Health System, Inc.), 5.00%, 11/1/30	1,185	1,316,334
Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/36	5,345	4,661,588
Kansas Development Finance Authority, (Adventist Health System), 5.75%, 11/15/38	5,230	5,778,261
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	2,110	2,450,554
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	785	897,804
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/29	1,450	1,669,486
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	3,380	3,550,217
Ohio, (University Hospitals Health Systems, Inc.), 5.00%, 1/15/36	2,500	2,723,725
Oklahoma Development Finance Authority, (St. John Health System), 5.00%, 2/15/34	2,035	2,186,872

2

Security	Principal Amount (000’s omitted)	Value
Oneida County Industrial Development Agency, NY, (St. Elizabeth Medical Center), 5.75%, 12/1/19	$705	$706,741
Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.375%, 10/1/23	1,000	1,089,920
Pulaski County, AR, (Arkansas Children’s Hospital), 5.00%, 3/1/36	2,155	2,423,772
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(1)	5,000	5,598,650

		$54,022,234

Housing — 0.1%
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(4)	$285	$227,955

		$227,955

Industrial Development Revenue — 0.9%
Hardeman County Correctional Facilities Corp., TN, 7.75%, 8/1/17	$125	$124,618
Selma Industrial Development Board, AL, (International Paper Co.), 5.80%, 5/1/34	2,670	2,966,076

		$3,090,694

Insured-Education — 0.6%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,750	$2,154,810

		$2,154,810

Insured-Electric Utilities — 2.3%
Long Island Power Authority, NY, Electric System Revenue, (BHAC), Prerefunded to 4/1/19, 5.75%, 4/1/33	$5,415	$5,943,721
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	2,865	1,923,933

		$7,867,654

Insured-Escrowed/Prerefunded — 0.4%
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), Escrowed to Maturity, 0.00%, 8/15/21	$1,560	$1,417,650

		$1,417,650

Insured-General Obligations — 0.7%
Chicago, IL, (AGM), 5.25%, 1/1/31	$1,900	$2,047,421
Chicago Park District, IL, (BAM), 5.00%, 1/1/29	475	518,296

		$2,565,717

Insured-Lease Revenue/Certificates of Participation — 1.4%
Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$5,065,735

		$5,065,735

Insured-Other Revenue — 1.4%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$10,600	$4,884,374

		$4,884,374

Insured-Special Tax Revenue — 6.0%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$5,765	$5,531,633
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/27	6,000	7,369,500
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	2,565	3,222,795
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	6,245	1,245,565
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	12,295	2,301,132
Successor Agency to San Francisco City and County Redevelopment Agency, CA, (NPFG), 5.00%, 8/1/43	1,100	1,230,504

		$20,901,129

3

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 3.3%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	$1,000	$1,126,670
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,000	1,125,290
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	785	886,422
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	2,401,718
New Orleans Aviation Board, LA, (AGC), 6.00%, 1/1/23	1,040	1,125,977
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	5,285	4,730,234

		$11,396,311

Insured-Water and Sewer — 3.4%
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	$4,155	$4,282,268
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	4,825	5,217,031
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	655	730,312
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	565	627,184
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	280	309,447
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	565	620,890

		$11,787,132

Lease Revenue/Certificates of Participation — 1.0%
Raleigh, NC, Limited Obligation Bonds, (SPA: PNC Bank, N.A.), 0.72%, 6/1/34(5)	$3,605	$3,605,000

		$3,605,000

Other Revenue — 3.2%
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(6)	$1,200	$297,456
New York City Transitional Finance Authority, NY, (Building Aid), 6.00%, 7/15/38	7,250	7,742,855
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	235	233,191
Seminole Tribe, FL, 5.50%, 10/1/24(7)	1,150	1,176,047
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(7)	1,820	1,835,397

		$11,284,946

Senior Living/Life Care — 2.1%
North Miami, FL, (Imperial Club), 6.125%, 1/1/42	$1,480	$1,057,919
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	570	660,898
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	2,690	3,151,227
Saint Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/35	1,700	1,687,607
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	160	169,610
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	660	701,164

		$7,428,425

Special Tax Revenue — 2.4%
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	$1,050	$1,050,115
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 5.00%, 12/1/35	2,000	2,295,760
Jurupa Public Financing Authority, CA, 5.00%, 9/1/31	1,200	1,351,032
New York Convention Center Development Corp., Hotel Unit Fee, 0.00%, 11/15/27	1,375	949,066

4

Security	Principal Amount (000’s omitted)	Value
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	$2,340	$1,663,085
River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	1,060	981,730

		$8,290,788

Transportation — 20.8%
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	$415	$475,266
Chicago, IL, (Midway International Airport), 5.00%, 1/1/41	5,000	5,497,850
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,100	1,278,464
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,455	1,688,091
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	1,040	1,167,005
Denver City and County, CO, Airport System Revenue, 1.31%, 11/15/19 (Put Date), 11/15/31(8)	1,600	1,601,968
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	1,100	1,192,840
Metropolitan Transportation Authority, NY, 5.00%, 11/15/29	2,500	2,923,350
Metropolitan Transportation Authority, NY, 5.00%, 11/15/35	2,495	2,831,875
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	430	469,797
Metropolitan Transportation Authority, NY, 6.50%, 11/15/28	960	1,053,101
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/33	6,450	7,255,411
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	4,075	4,326,550
New Jersey Turnpike Authority, 5.00%, 1/1/30	3,060	3,461,105
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	11,500	13,502,840
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/34	5,235	5,670,447
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,500	4,017,090
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	2,980	3,384,177
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(1)	10,000	10,652,500

		$72,449,727

Water and Sewer — 2.5%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 3.00%, 6/15/46	$3,500	$3,014,025
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.75%, 6/15/40(1)(3)	5,280	5,582,280

		$8,596,305

Total Tax-Exempt Investments — 109.8% (identified cost $357,016,128)		$382,401,218

Other Assets, Less Liabilities — (9.8)%		$(34,234,323)

Net Assets — 100.0%		$348,166,895

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At December 31, 2016, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

California	20.3%
New York	19.7%
Texas	11.1%
Illinois	11.0%
Others, representing less than 10% individually	47.7%

5

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2016, 17.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 7.4% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, represents the rate in effect at December 31, 2016.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $4,587,803.

(4)	The issuer is in default on the payment of principal but continues to pay interest.

(5)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at December 31, 2016.

(6)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2016, the aggregate value of these securities is $3,011,444 or 0.9% of the Fund’s net assets.

(8)	Floating-rate security. The stated interest rate represents the rate in effect at December 31, 2016.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. 10-Year Treasury Note	245	Short	Mar-17	$(30,595,681)	$(30,448,906)	$146,775
U.S. Long Treasury Bond	121	Short	Mar-17	(18,404,019)	(18,229,406)	174,613

						$321,388

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

SPA	-	Standby Bond Purchase Agreement

At December 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $321,388.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$316,997,976

Gross unrealized appreciation	$30,347,002
Gross unrealized depreciation	(4,578,760)

Net unrealized appreciation	$25,768,242

6

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$382,401,218	$—	$382,401,218
Total Investments	$—	$382,401,218	$—	$382,401,218
Futures Contracts	$321,388	$—	$—	$321,388
Total	$321,388	$382,401,218	$—	$382,722,606

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At December 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance

Core Plus Bond Fund

December 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 29.6%

Security	Principal Amount (000’s omitted)	Value
Banks — 1.5%
Santander Issuances SAU, 5.179%, 11/19/25	$400	$403,953
Westpac Banking Corp., 4.322% to 11/23/26, 11/23/31(1)	314	314,203

		$718,156

Building Materials — 0.2%
Owens Corning, 3.40%, 8/15/26	$113	$107,401

		$107,401

Chemicals — 0.8%
CF Industries, Inc., 3.45%, 6/1/23	$235	$212,440
Westlake Chemical Corp., 3.60%, 8/15/26(2)	175	168,411

		$380,851

Diversified Financial Services — 3.1%
Jefferies Group, LLC, 6.50%, 1/20/43	$485	$499,856
Och-Ziff Finance Co., LLC, 4.50%, 11/20/19(2)	495	454,465
OM Asset Management PLC, 4.80%, 7/27/26	560	530,851

		$1,485,172

Electric Utilities — 2.3%
Comision Federal de Electricidad, 4.75%, 2/23/27(2)	$420	$404,250
Enel Americas SA, 4.00%, 10/25/26	535	511,599
Trinidad Generation Unlimited, 5.25%, 11/4/27(2)	218	212,788

		$1,128,637

Electrical and Electronic Equipment — 1.1%
Avnet, Inc., 3.75%, 12/1/21	$84	$84,532
Avnet, Inc., 4.625%, 4/15/26	210	204,712
Ingram Micro, Inc., 5.45%, 12/15/24	250	235,348

		$524,592

Foods — 2.3%
BRF GmbH, 4.35%, 9/29/26(2)	$440	$408,100
ESAL GmbH, 6.25%, 2/5/23(2)	680	685,440

		$1,093,540

Home Construction — 0.8%
MDC Holdings, Inc., 6.00%, 1/15/43	$470	$397,150

		$397,150

Insurance — 1.0%
Arch Capital Finance, LLC, 4.011%, 12/15/26	$490	$496,922

		$496,922

Machinery — 1.3%
Valmont Industries, Inc., 5.00%, 10/1/44	$685	$604,683

		$604,683

Security	Principal Amount (000’s omitted)	Value
Media — 1.5%
Grupo Televisa SAB, 5.00%, 5/13/45	$860	$732,088

		$732,088

Mining — 2.0%
Southern Copper Corp., 5.25%, 11/8/42	$435	$400,028
Teck Resources, Ltd., 5.20%, 3/1/42	615	544,275
Teck Resources, Ltd., 5.40%, 2/1/43	35	31,150

		$975,453

Miscellaneous Manufacturing — 1.5%
Bombardier, Inc., 8.75%, 12/1/21(2)	$300	$319,125
Trinity Industries, Inc., 4.55%, 10/1/24	440	423,236

		$742,361

Oil and Gas — 4.7%
Continental Resources, Inc., 3.80%, 6/1/24	$445	$412,738
Ecopetrol SA, 5.875%, 5/28/45	575	499,675
Ensco PLC, 5.20%, 3/15/25	323	280,581
Nabors Industries, Inc., 4.625%, 9/15/21	220	224,734
Nabors Industries, Inc., 5.10%, 9/15/23	69	69,021
Pacific Drilling SA, 5.375%, 6/1/20(2)	450	164,250
Petrobras Global Finance BV, 5.625%, 5/20/43	430	320,006
Rowan Cos., Inc., 4.875%, 6/1/22	140	133,000
Rowan Cos., Inc., 5.40%, 12/1/42	238	180,880

		$2,284,885

Real Estate Investment Trusts (REITs) — 1.0%
CBL & Associates, L.P., 5.95%, 12/15/26	$485	$488,743

		$488,743

Retail-Specialty and Apparel — 1.6%
Signet UK Finance PLC, 4.70%, 6/15/24	$659	$631,806
Yum! Brands, Inc., 5.35%, 11/1/43	175	144,812

		$776,618

Technology — 1.7%
Seagate HDD Cayman, 4.875%, 6/1/27	$930	$838,597

		$838,597

Telecommunications — 0.2%
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20(1)(2)(3)	$90	$80,325

		$80,325

Transportation — 1.0%
A.P. Moller-Maersk A/S, 3.875%, 9/28/25(2)	$470	$454,663

		$454,663

Total Corporate Bonds & Notes (identified cost $14,638,993)		$14,310,837

Commercial Mortgage-Backed Securities — 10.6%

Security	Principal Amount (000’s omitted)	Value
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class D, 4.443%, 12/10/54(2)	$400	$312,572

Security	Principal Amount (000’s omitted)	Value
COMM Mortgage Trust
Series 2014-CR17, Class D, 4.799%, 5/10/47(2)(4)	$460	$411,630
Series 2014-LC17, Class D, 3.687%, 10/10/47(2)	200	143,147
Series 2015-CR22, Class D, 4.126%, 3/10/48(2)(4)	600	477,621
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class D, 4.667%, 4/15/47(2)(4)	615	518,515
Series 2014-C23, Class D, 3.959%, 9/15/47(2)(4)	140	113,162
Series 2014-C25, Class D, 3.948%, 11/15/47(2)(4)	200	154,487
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM, 5.372%, 5/15/47	432	432,074
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C32, Class D, 3.396%, 12/15/49(2)	500	350,490
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.546%, 5/10/45(2)(4)	500	501,344
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class D, 3.586%, 2/15/48(2)	500	356,791
Series 2015-C29, Class D, 4.225%, 6/15/48(4)	500	385,727
Series 2015-NXS1, Class D, 4.104%, 5/15/48(4)	90	71,789
Series 2015-SG1, Class C, 4.471%, 12/15/47(4)	350	332,958
WF-RBS Commercial Mortgage Trust
Series 2014-C24, Class D, 3.692%, 11/15/47(2)	700	433,559
Series 2014-LC14, Class D, 4.586%, 3/15/47(2)(4)	165	132,245

Total Commercial Mortgage-Backed Securities (identified cost $5,492,366)		$5,128,111

Asset-Backed Securities — 9.4%

Security	Principal Amount (000’s omitted)	Value
Automotive — 1.5%
Avis Budget Rental Car Funding LLC
Series 2013-1A, Class B, 2.62%, 9/20/19(2)	$705	$703,142

		$703,142

Other — 1.9%
Sierra Receivables Funding Co., LLC
Series 2014-1A, Class B, 2.42%, 3/20/30(2)	$72	$72,003
Series 2015-1A, Class B, 3.05%, 3/22/32(2)	111	111,838
SpringCastle Funding Trust
Series 2016-AA, Class A, 3.05%, 4/25/29(2)	753	757,730

		$941,571

Restaurants — 3.4%
DB Master Finance, LLC
Series 2015-1A, Class A2I, 3.262%, 2/20/45(2)	$852	$854,849
Taco Bell Funding, LLC
Series 2016-1A, Class A2I, 3.832%, 5/25/46(2)	175	175,612
Wendys Funding, LLC
Series 2015-1A, Class A2I, 3.371%, 6/15/45(2)	593	593,164

		$1,623,625

Single Family Home Rental — 2.6%
American Homes 4 Rent
Series 2014-SFR1, Class D, 2.836%, 6/17/31(2)(5)	$270	$270,669

Security	Principal Amount (000’s omitted)		Value
FirstKey Lending Trust
Series 2015-SFR1, Class A, 2.553%, 3/9/47(2)		$303	$301,949
Tricon American Homes
Series 2015-SFR1, Class D, 2.936%, 5/17/32(2)(5)		500	495,495
Series 2016-SFR1, Class D, 3.886%, 11/17/33(2)		200	194,876

			$1,262,989

Total Asset-Backed Securities (identified cost $4,530,436)			$4,531,327

Foreign Government Bonds — 9.4%

Security	Principal Amount (000’s omitted)		Value
Australia — 0.9%
Queensland Treasury Corp., 5.50%, 6/21/21(6)	AUD	555	$451,412

			$451,412

Brazil — 1.1%
Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	1,705	$504,926

			$504,926

Canada — 3.0%
Canada Housing Trust, 1.25%, 6/15/21(2)	CAD	575	$424,172
Canada Housing Trust, 3.80%, 6/15/21(2)	CAD	290	237,724
Canadian Government Bond, 0.75%, 3/1/21	CAD	1,100	808,510

			$1,470,406

Mexico — 1.8%
Mexican Bonos, 8.50%, 12/13/18	MXN	17,011	$844,715

			$844,715

New Zealand — 0.3%
New Zealand Government Bond, 6.00%, 12/15/17(6)	NZD	210	$151,459

			$151,459

Supranational — 2.3%
European Investment Bank, 7.20%, 7/9/19(2)	IDR	6,590,000	$478,958
International Finance Corp., 7.80%, 6/3/19	INR	40,700	626,353

			$1,105,311

Total Foreign Government Bonds (identified cost $4,629,108)			$4,528,229

Senior Floating-Rate Loans — 4.6%(7)

Borrower/Tranche Description	Principal Amount (000’s omitted)		Value
Building and Development — 0.5%
DTZ U.S. Borrower, LLC, Term Loan, 4.25%, 11/4/21		$214	$215,133

			$215,133

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Drugs — 1.1%
Horizon Pharma, Inc., Term Loan, 5.00%, 5/7/21	$215	$215,390
Mallinckrodt International Finance S.A., Term Loan, 3.50%, 3/19/21	108	107,994
Valeant Pharmaceuticals International, Inc., Term Loan, 5.00%, 2/13/19	214	214,000

		$537,384

Food Service — 0.7%
Weight Watchers International, Inc., Term Loan, 4.07%, 4/2/20	$418	$349,345

		$349,345

Health Care — 0.3%
Community Health Systems, Inc., Term Loan, 3.75%, 12/31/19	$161	$156,394

		$156,394

Industrial Equipment — 0.9%
Gates Global, LLC, Term Loan, 4.25%, 7/6/21	$436	$436,958

		$436,958

Insurance — 0.5%
Asurion, LLC, Term Loan, 4.75%, 11/3/23	$50	$50,498
Asurion, LLC, Term Loan, 5.00%, 8/4/22	163	165,100

		$215,598

Leisure Goods/Activities/Movies — 0.2%
SeaWorld Parks & Entertainment, Inc., Term Loan, 3.25%, 5/14/20	$108	$107,299

		$107,299

Retailers (Except Food and Drug) — 0.4%
Neiman Marcus Group Ltd., Inc., Term Loan, 4.25%, 10/25/20	$232	$202,962

		$202,962

Total Senior Floating-Rate Loans (identified cost $2,185,209)		$2,221,073

Convertible Bonds — 1.6%

Security	Principal Amount (000’s omitted)	Value
Energy — 0.2%
Whiting Petroleum Corp., 1.25%, 4/1/20	$100	$88,250

		$88,250

Home Construction — 0.2%
CalAtlantic Group, Inc., 1.25%, 8/1/32	$105	$108,610

		$108,610

Semiconductors — 1.0%
Intel Corp., 2.95%, 12/15/35	$375	$507,422

		$507,422

Telecommunications — 0.2%
Ciena Corp., 3.75%, 10/15/18(2)	$55	$74,559

		$74,559

Total Convertible Bonds (identified cost $734,277)		$778,841

Convertible Preferred Stocks — 0.7%

Security	Shares	Value
Oil and Gas — 0.5%
Chesapeake Energy Corp., 5.75%	400	$224,500

		$224,500

Real Estate Investment Trusts (REITs) — 0.2%
iStar, Inc., Series J, 4.50%	2,100	$109,725

		$109,725

Total Convertible Preferred Stocks (identified cost $442,475)		$334,225

Common Stocks — 0.2%

Security	Shares	Value
Oil and Gas — 0.2%
Pacific Exploration and Production Corp.(8)	2,730	$111,097

Total Common Stocks (identified cost $394,575)		$111,097

U.S. Treasury Obligations — 6.7%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Note, 0.25%, 1/15/25(9)	$3,312	$3,258,520

Total U.S. Treasury Obligations (identified cost $3,316,184)		$3,258,520

Short-Term Investments — 26.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.81%(10)	12,752,436	$12,753,711

Total Short-Term Investments (identified cost $12,754,909)		$12,753,711

Total Investments — 99.1% (identified cost $49,118,532)		$47,955,971

Other Assets, Less Liabilities — 0.9%		$435,500

Net Assets — 100.0%		$48,391,471

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security converts to floating rate after the indicated fixed-rate coupon period.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2016, the aggregate value of these securities is $13,004,120 or 26.9% of the Fund’s net assets.

(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2016.

(5)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2016.

(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2016, the aggregate value of these securities is $602,871 or 1.2% of the Fund’s net assets.

(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(8)	Non-income producing security.

(9)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(10)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2016. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended December 31, 2016 was $21,328.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	77.2%	$36,994,977
Canada	4.9	2,364,956
Mexico	4.1	1,981,053
Brazil	4.0	1,918,472
Supranational	2.3	1,105,311
Australia	1.6	765,615
Colombia	1.4	691,097
Chile	1.1	511,599
Denmark	1.0	454,663
Spain	0.8	403,953
Peru	0.8	400,028
Trinidad And Tobago	0.5	212,788
New Zealand	0.3	151,459

Total Investments	100.0%	$47,955,971

Currency Abbreviations:

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

MXN	-	Mexican Peso

NZD	-	New Zealand Dollar

The Fund did not have any open financial instruments at December 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$49,150,288

Gross unrealized appreciation	$411,876
Gross unrealized depreciation	(1,606,193)

Net unrealized depreciation	$(1,194,317)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$14,310,837	$—	$14,310,837
Commercial Mortgage-Backed Securities	—	5,128,111	—	5,128,111
Asset-Backed Securities	—	4,531,327	—	4,531,327
Foreign Government Bonds	—	4,528,229	—	4,528,229
Senior Floating-Rate Loans	—	2,221,073	—	2,221,073
Convertible Bonds	—	778,841	—	778,841
Convertible Preferred Stocks	—	334,225	—	334,225
Common Stocks	111,097	—	—	111,097
U.S. Treasury Obligations	—	3,258,520	—	3,258,520
Short-Term Investments	—	12,753,711	—	12,753,711
Total Investments	$111,097	$47,844,874	$—	$47,955,971

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At December 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management. While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Fund’s investment in Cash Reserves Fund reflected the Fund’s proportionate interest in its net assets and the Fund recorded its pro-rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 27, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 27, 2017